Vessel Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Expenses [Abstract]
Crew wages and related costs	$ 33,340	$ 30,948	$ 29,581
Insurance	3,163	3,148	3,452
Repairs, maintenance and drydocking costs	6,606	3,729	2,752
Spares, stores and provisions	13,855	9,345	7,015
Lubricants	3,901	3,220	3,754
Taxes	842	941	1,347
Miscellaneous	1,805	1,463	1,618
Total	$ 63,512	$ 52,794	$ 49,519